Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of fair value and the presentation in the consolidated balance sheet
The following table summarizes the fair value and the presentation in the consolidated balance sheet as of December 31, 2011 (in thousands):

	Location on consolidated balance sheet	December 31, 2011
Interest rate swap	Other liabilities	$1,662

Derivative Impact to AOCI

Amount of gain or (loss) recognized in AOCI during the year ended December 31, 2011 (Effective Portion)
Interest rate swap	$(1,662)